PROVISIONS	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS

	Asset retirement obligations	Restructuring obligations	Other provisions	Total
	CHF in millions
Provisions as of January 1, 2023	61.4	10.4	—	71.8
Provisions made during the period	2.0	28.5	29.9	60.4
Change in present value	2.5	—	—	2.5
Provisions used during the period	(1.8)	(16.0)	—	(17.8)
Provisions as of December 31, 2023	64.1	22.9	29.9	116.9
Thereof current	—	22.9	29.9	52.8
Thereof non-current	64.1	—	—	64.1
Provisions as of January 1, 2024	64.1	22.9	29.9	116.9
Provisions made during the period	2.1	1.9	—	4.0
Change in present value	2.4	—	—	2.4
Provisions used during the period	(4.6)	(20.1)	(29.9)	(54.6)
Provisions as of December 31, 2024	64.0	4.7	—	68.7
Thereof current	—	4.7	—	4.7
Thereof non-current	64.0	—	—	64.0

Provisions for asset retirement obligations relate to the future dismantling of mobile stations and restoration of property owned by third parties. Those leases generally contain provisions that require Sunrise to remove the asset and restore the sites to their original condition at the end of the lease term. The uncertainties relate primarily to the timing of the related cash outflows. The majority of these obligations are not expected to result in cash outflows within a year.
Restructuring obligations primarily include the full cost of planned business restructuring programs. These programs are expected to be completed within the next 12 months.
Other provisions are related to litigation, and legal claims. Refer to Note 18 for further details on legal contingencies for Sunrise.